Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	December 31, 2022	December 31, 2021	December 31, 2020
Year-end spot rate	US$1= RMB 6.9646	US$1= RMB 6.3757	US$1= RMB 6.5249
Average rate	US$1= RMB 6.7261	US$1= RMB 6.4515	US$1= RMB 6.8976

Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	Plant, property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Building	30 years
Machines	10 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term